Fair Value - Level 3 Liabilities (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Change in fair value			$ (766)	$ 107
Embedded Derivative Liability
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 1,994	$ 1,641	1,641	0
Issuance		647	1,119	1,576
Settlement	(2,472)			0
Change in fair value	478	41	(766)	65
Ending balance	0	2,329	1,994	1,641
Derivative Liability
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Beginning balance	$ 0	$ 0	0	1,389
Issuance			0	0
Settlement				(1,431)
Change in fair value			0	42
Ending balance			$ 0	$ 0